PC&J PERFORMANCE FUND

Semi-Annual Report
to Shareholders
June 30, 1999

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               The PC&J Performance Fund is a registered investment
          company under the Investment Company Act of 1940 and, for your protection, is regulated by the Securities and Exchange Commission. The enclosed 1999 Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions.



                                 /s/James Johnson
                             ----------------------
                                  James Johnson
                                    Secretary



                              /s/ Kathleen Carlson
                             ----------------------
                                 Kathleen Carlson
                                     Treasurer

PC&J PERFORMANCE FUND

FINANCIAL HIGHLIGHTS

The information contained in the table below for the years ended December 31, 1998, 1997, 1996, and 1995 have been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 1999 have been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.

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Selected Data for Each Share of     1999        1998     1997   1996    1995
Capital Stock Outstanding           (Unaudited)
Throughout the Period
                                    -------------------------------------------
NET ASSET VALUE-BEGINNING OF PERIOD $34.23      $27.01  $21.11  $19.18  $17.68
                                    ----------- ------- ------- ------- -------
Income from investment operations:
  Net investment income / (loss)     (0.09)      (0.11)  (0.03)   0.06    0.03
  Net realized and unrealized
   gain on securities                 4.78        8.69    7.54    3.73    3.99
                                    ----------- ------- ------- ------- -------
TOTAL FROM INVESTMENT OPERATIONS      4.69        8.58    7.51    3.79    4.02
                                    ----------- ------- ------- ------- -------

Less dividends:
  From net investment income         (0.00)      (0.00)  (0.00)  (0.06)  (0.03)
  From net realized gain
   on investments                    (0.00)      (1.36)  (1.61)  (1.80)  (2.49)
                                    ----------- ------- ------- ------- -------
TOTAL DIVIDENDS                      (0.00)      (1.36)  (1.61)  (1.86)  (2.52)
                                    ----------- ------- ------- ------- -------

NET ASSET VALUE-END OF PERIOD       $38.92      $34.23  $27.01  $21.11  $19.18
                                    =========== ======= ======= ======= =======


TOTAL RETURN                         13.70%      31.77%  35.58%  19.80%  22.74%

RATIOS TO AVERAGE NET ASSETS
  Expenses                            1.49%<F1>   1.50%   1.50%   1.50%   1.50%
  Net investment income / (loss)     (0.51%)<F1> (0.38%) (0.12%)  0.30%   0.13%

Portfolio turnover rate              21.02%<F1>  25.60%  22.44%  64.31%  76.71%

Net assets at end of period (000's) $59,001     $48,832 $37,453 $28,638 $23,949

<F1> ANNUALIZED

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                                Page 1

PC&J PERFORMANCE FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)

-------------------------------------------------------------------------------
                                         PERCENT    NUMBER
                                         OF NET      OF          MARKET
SECURITY (Note A)                        ASSETS     SHARES       VALUE
-------------------------------------------------------------------------------
COMMON STOCKS:
Capital goods and transportation:         11.4%
  Emerson Electric Co.                              19,600    $  1,233,575
  General Electric Co.                              18,600       2,101,800
  Tyco International Ltd.                           19,500       1,847,625
  United Technologies                               21,600       1,555,200
                                                              -------------
                                                                 6,738,200
                                                              -------------


Consumer cyclicals:                        1.5
  Disney (Walt) Co.                                 29,000         893,562
                                                              -------------

Consumer staples:                         13.7
  American Home Products                            26,000       1,491,750
  Campbell Soup Co.                                 24,200       1,122,275
  Clorox Co.                                        14,000       1,495,375
  Gillette Co.                                      18,600         762,600
  Lilly (Eli) & Co.                                 12,500         895,313
  Merck & Co., Inc.                                 20,000       1,472,500
  Pharmaceutical Products Inc. <F1>                 30,500         834,937
                                                              -------------
                                                                 8,074,750
                                                              -------------

Corporate services -                       2.2
  Metzler Group Inc. <F1>                           46,300       1,279,037
                                                              -------------

Energy:                                    5.6
  Chevron Corp.                                     10,200         969,638
  Cooper Cameron Corp. <F1>                         18,000         667,125
  Mobil Corp.                                        9,600         948,000
  Newpark Resources Inc. <F1>                       78,600         697,575
                                                              -------------
                                                                 3,282,338
                                                              -------------

Financial index -                          2.3
  S&P Depositary Receipts Trust                     10,000       1,370,000
                                                              -------------

Industrial commodities:                    5.5
  Aluminum Co. of America                           26,400       1,633,500
  Sealed Air Corp. <F1>                             25,000       1,621,875
                                                              -------------
                                                              $  3,255,375
                                                              -------------

<F1>NON-INCOME PRODUCING SECURITY.

SEE NOTES TO FINANCIAL STATEMENTS.
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                                Page 2

PC&J PERFORMANCE FUND

SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 1999
(UNAUDITED)

-------------------------------------------------------------------------------
                                         PERCENT    NUMBER
                                         OF NET      OF          MARKET
SECURITY (Note A)                        ASSETS     SHARES       VALUE
-------------------------------------------------------------------------------

Financial services:                       23.0%
  American Express Co.                              13,200    $  1,717,650
  American International Group                      20,819       2,441,028
  Citigroup Inc.                                    36,750       1,745,625
  Fannie Mae                                        18,000       1,228,500
  Franklin Resources Inc.                           24,000         975,000
  Northern Trust Corp.                              17,900       1,736,300
  Schwab (Charles) Corp.                            21,025       2,291,725
  Wells Fargo & Co.                                 33,000       1,410,750
                                                              -------------
                                                                13,546,578
                                                              -------------



Technology:                               20.4
  Cisco Systems Co., Inc. <F1>                      41,250       2,658,047
  EMC Corp. <F1>                                    26,400       1,452,000
  International Business Machines Inc.                              22,400      2,895,200
  Microsoft Corp. <F1>                              22,000       1,984,125
  Policy Management Systems, Inc. <F1>                              42,300      1,269,000
  Sterling Commerce Inc. <F1>                       49,000       1,800,750
                                                              -------------
                                                                12,059,122
                                                              -------------

Telecommunications:                        7.4
  America Online Inc. <F1>                          18,600       2,046,000
  Lucent Technologies Inc.                          34,768       2,344,667
                                                              -------------
                                                                 4,390,667
                                         -------              -------------

TOTAL COMMON STOCKS
  (Cost $25,428,722)                      93.0                  54,889,629
                                         -------              -------------

SHORT-TERM OBLIGATIONS                     7.0

  Firstar Treasury Fund                                            250,248
  Firstar Federal Prime Obligations Fund                         2,850,000
  Fidelity Spartan Money Market Fund                             1,048,271
                                                              -------------
TOTAL SHORT-TERM OBLIGATIONS
  (Cost $4,148,519)                                              4,148,519
                                         -------              -------------

TOTAL INVESTMENTS
  (Cost $29,577,241) <F2>                100.0%               $ 59,038,148
                                         =======              =============

<F1> NON-INCOME PRODUCING SECURITY.
<F2> REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES
     AND DIFFERS FROM VALUE BY NET UNREALIZED
     APPRECIATION (SEE NOTE D)

SEE NOTES TO FINANCIAL STATEMENTS.
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                                Page 3

PC&J PERFORMANCE FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

-------------------------------------------------------------------------------
ASSETS:
Investments in securities, at market value                    $ 59,038,148
     (Cost basis - $29,577,241) (Notes A & D)
Receivables - Dividends and interest                                33,274
                                                              -------------
Total assets                                                    59,071,422
                                                              -------------
LIABILITIES _ Accrued expenses (Note B)                            (70,221)
                                                              -------------
NET ASSETS                                                    $ 59,001,201
                                                              =============

SHARES OUTSTANDING (Unlimited authorization - no par value):

     Beginning of period                                         1,426,503
     Net increase (Note C)                                          89,480
                                                              -------------
     End of Period                                               1,515,983
                                                              =============


NET ASSET VALUE, offering price and redemption price per share     $38.92
                                                              =============


NET ASSETS CONSIST OF:
     Paid in capital                                          $ 26,914,646
     Net unrealized appreciation on investments                 29,460,907
     Net investment loss                                          (137,122)
     Accumulated net realized gain on investments                2,762,770
                                                              -------------
     Net Assets                                               $ 59,001,201
                                                              =============



SEE NOTES TO FINANCIAL STATEMENTS.
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                                Page 4

PC&J PERFORMANCE FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

-------------------------------------------------------------------------------
INVESTMENT INCOME (Note A):
     Dividends                                                $    172,043
     Interest                                                       88,954
                                                              -------------
Total investment income                                            260,997
                                                              -------------

EXPENSES (Note B):
     Investment advisory fee                                       265,413
     Management fee                                                132,706
                                                              -------------
Total expenses                                                     398,119
                                                              -------------

NET INVESTMENT LOSS                                               (137,122)
                                                              -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note D):
     Net realized gain on investments                            2,762,770
     Change in unrealized appreciation of investments            4,209,873
                                                              -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                  6,972,643
                                                              -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                    $  6,835,521
                                                              =============


SEE NOTES TO FINANCIAL STATEMENTS.
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
PC&J PERFORMANCE FUND

STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------
                                           For the Six Months   For the Year
                                                 Ended              Ended
                                              June 30, 1999   December 31, 1998
                                               (Unaudited)
                                           ------------------------------------
INCREASE  IN NET ASSETS FROM OPERATIONS:
     Net investment loss                   $   (137,122)      $   (155,474)
     Net realized gain on investments         2,762,770          1,859,470
     Change in unrealized appreciation of
       investments                            4,209,873         10,277,549
                                           --------------     --------------
Net increase in net assets from operations    6,835,521         11,981,545
                                           --------------     --------------

DIVIDENDS TO SHAREHOLDERS:
     Dividends from net investment income             0                  0
     Dividends from net realized gain on
      investments                                     0         (1,859,470)
                                           --------------     --------------
Net decrease in assets from dividends to
shareholders                                          0         (1,859,470)
                                           --------------     --------------

INCREASE  IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS (Note C)           3,334,106          1,256,957
                                           --------------     --------------
Total increase in net assets                 10,169,627         11,379,032

NET ASSETS:
     Beginning of period                     48,831,574         37,452,542
                                           --------------     --------------
     End of period                         $ 59,001,201       $ 48,831,574
                                           ==============     ==============


SEE NOTES TO FINANCIAL STATEMENTS.
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                                Page 6

PC&J PERFORMANCE FUND

NOTES TO FINANCIAL STATEMENTS


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A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  PC&J Performance Fund (the 'Fund') commenced operations on December 23, 1983, as a 'no-load, open-end, diversified' investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is long-term growth of capital through investment in common stocks. Current income is of secondary importance.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  (1) Security Valuations - Investments in securities traded on a national securities exchange are valued at the last reported sales price; securities traded on the over-the-counter market are valued at the average of the closing bid and ask prices.

  (2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all of its net investment income and realized gains on security transactions. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

  (3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the first-in first-out method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Net investment losses, for tax purposes, are reclassified to paid in capital.

B. INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT

  The Fund has an investment advisory agreement with Parker Carlson & Johnson, Inc. (the 'Advisor'), wherein the Fund pays the Advisor a monthly advisory
  fee, accrued daily, based on an annual rate of one percent     of the daily
  net assets of the Fund. Investment advisory fees were $265,413 for the six months ended June 30, 1999.

  The Fund has a management agreement with PC&J Service Corp., (the 'Service Corp.') which is wholly owned by the shareholders of the Advisor. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Advisor, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $132,706 for the six months ended June 30, 1999.

  The Fund's shareholders have adopted a Distribution Expense Plan ('Plan') pursuant to Rule 12b-1 of the Investment Company Act of 1940. This Plan authorizes payments under the investment advisory agreement and management agreement described above which might be deemed to be expenses primarily intended to result in the sale of Fund shares. No other payments are authorized under the Plan.

  Certain officers and trustees of the Fund are officers and directors, or both, of the Advisor and of Service Corp.
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                                Page 7

PC&J PERFORMANCE FUND

NOTES TO FINANCIAL STATEMENTS - (Concluded)

-------------------------------------------------------------------------------
C. CAPITAL SHARE        For the Six Months Ending       For the Year Ending
TRANSACTIONS                June 30, 1999               December 31, 1998
                             (Unaudited)
                        -------------------------------------------------------
  Shares sold             150,042   $ 5,493,006         128,041   $ 3,730,700
  Shares issued in
   reinvestment of
   dividends                    0             0          54,320     1,859,470
                        ----------  ------------      ----------  ------------
                          150,042     5,493,006         182,361     5,590,170
  Shares redeemed         (60,562)   (2,158,900)       (142,386)   (4,333,213)
                        ----------  ------------      ----------  ------------
  Net increase             89,480   $ 3,334,106          39,975   $ 1,256,957
                        ==========  ============      ==========  ============




D. INVESTMENT TRANSACTIONS

  Securities purchased and sold (excluding short-term obligations) for the period ended June 30, 1999 aggregated $7,104,039 and $5,239,351, respectively.

  At June 30, 1999 gross unrealized appreciation on investments was $30,040,705 and gross unrealized depreciation on investments was $579,798 for net unrealized appreciation of $29,460,907 for financial reporting and federal income tax purposes.

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